INCOME TAXES (Schedule of components of deferred tax assets (liabilities)) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Deferred tax liabilities		$ 5.9
Current [Member]
Deferred tax assets
Tax losses	$ 85.5	109.3
Account receivables and other assets		0.0
Provisions		0.0
Warranty provision	0.8
Inventory write-off	0.0
Allowance for advance to suppliers	0.0	25.4
Allowance for doubtful accounts	2.6	5.4
Others	3.9	3.2
Valuation allowance	(44.9)	(48.5)
Offsetting	(0.2)	0.0
Deferred tax assets	0.0	0.2
Deferred tax liabilities
Financial assets	0.9	3.0
Accounts receivable and other assets	1.7	2.6
Liabilities	0.0	0.1
Offsetting	(0.2)	0.0
Deferred tax liabilities	2.4	5.7
Non-Current [Member]
Deferred tax assets
Provisions	49.3	0.0
Allowance for doubtful accounts	114.3	0.0
Others	0.0	0.1
Fixed assets	49.3	44.5
Intangible assets	4.0	0.3
Unabsorbed capital allowance	0.0	39.7
Valuation allowance	(292.0)	(190.0)
Offsetting	(0.3)	(2.8)
Deferred tax assets	6.1	0.8
Deferred tax liabilities
Others		1.0
Offsetting	(0.3)	(2.8)
Land use rights	2.8	7.4
Fixed assets	1.4	$ 0.0
Deferred tax liabilities	$ 7.9